Patents - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,510,977	$ 1,510,977
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,510,977	1,510,977
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,510,977	1,510,977
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,510,977	1,510,977
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 1,481,270	$ 1,481,270